Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 93.0%
Alabama - 2.4%
Alabama Special Care Facilities Financing Authority-Birmingham, Revenue Bonds,
Series C,
5.00%, 11/15/2046	$ 400,000	$ 402,285
Alabama State University, Revenue Bonds,
BAM,
5.00%, 09/01/2038 - 09/01/2039	2,575,000	2,746,429
Jacksonville Public Educational Building Authority, Revenue Bonds,
Series A, BAM,
5.00%, 08/01/2056	4,070,000	4,197,376
5.25%, 08/01/2049 - 08/01/2053	4,645,000	4,910,456
5.50%, 08/01/2058	2,570,000	2,728,626
Lauderdale County Agriculture Center Authority, Special Tax,
5.25%, 07/01/2064	2,475,000	2,568,004
Muscle Shoals Sheffield & Tuscumbia Solid Waste Disposal Authority, Revenue Bonds,
Series A,
6.00%, 05/01/2040 (A)	2,250,000	2,375,699
Southeast Energy Authority A Cooperative District, Revenue Bonds,
Series B, Fixed until 09/01/2031,
4.00% (B), 12/01/2051	5,050,000	5,019,658
		24,948,533
Arizona - 1.4%
Arizona Industrial Development Authority, Revenue Bonds,
Series A, BAM,
4.00%, 06/01/2044	2,020,000	1,901,229
5.00%, 06/01/2049 - 06/01/2054	5,580,000	5,718,045
5.25%, 11/01/2053	375,000	394,682
Series B,
4.00%, 07/01/2041	135,000	126,828
Industrial Development Authority of the City of Phoenix, Revenue Bonds,
5.00%, 07/01/2036	740,000	741,737
Industrial Development Authority of the County of Pima, Revenue Bonds,
Series C, GNMA,
4.75%, 07/01/2049	650,000	656,288
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds,
Series A, GNMA,
4.45%, 09/01/2044	515,000	517,663
6.00%, 03/01/2055	2,270,000	2,501,605
Maricopa County Industrial Development Authority, Revenue Bonds,
4.25%, 07/01/2044	600,000	544,764
Maricopa County Unified School District No. 60 Higley, Certificate of Participation,
AGM,
5.00%, 06/01/2053	1,335,000	1,380,860
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arizona (continued)
Tempe Industrial Development Authority, Revenue Bonds,
Series A,
4.00%, 12/01/2025 - 12/01/2026	$ 210,000	$ 210,103
		14,693,804
Arkansas - 0.2%
County of Pulaski, Revenue Bonds,
5.25%, 03/01/2053	1,240,000	1,312,101
Texarkana Public Facilities Board, Revenue Bonds,
AGC,
5.00%, 09/01/2044	1,035,000	1,097,894
		2,409,995
California - 7.9%
Adelanto Elementary School District Community Facilities District No. 1, Special Tax,
BAM,
5.00%, 09/01/2036	1,275,000	1,368,950
California Enterprise Development Authority, Revenue Bonds,
7.00%, 08/15/2025 (A)	2,700,000	2,702,398
Series A,
5.50%, 11/01/2059	6,650,000	7,476,800
California Housing Finance Agency, Revenue Bonds,
Series E, FNMA,
2.50%, 02/01/2038	70,998	57,604
California Infrastructure & Economic Development Bank, Revenue Bonds,
Series A, Fixed until 02/11/2025,
8.00% (B), 01/01/2050 (A)	4,000,000	4,119,441
California Municipal Finance Authority, Revenue Bonds,
4.38%, 07/01/2025 (A)(C)	55,000	55,042
5.25%, 09/01/2054	3,215,000	3,417,510
Series A,
4.00%, 10/01/2038 - 10/01/2044	8,785,000	8,469,139
5.00%, 10/01/2044	2,275,000	2,288,608
California Public Finance Authority, Revenue Bonds,
Series A,
4.25%, 06/15/2029 (A)	465,000	453,377
California State University, Revenue Bonds,
Series A,
5.50%, 11/01/2049	3,225,000	3,687,147
California Statewide Communities Development Authority, Revenue Bonds,
5.00%, 11/01/2049	1,000,000	1,065,649
Series A,
5.00%, 12/01/2025 (A)	225,000	226,832
5.25%, 08/15/2052 - 12/01/2054	2,280,000	2,455,555
5.38%, 08/15/2057	7,375,000	7,842,943
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California Statewide Communities Development Authority, Special Assessment,
4.00%, 09/02/2028	$ 1,665,000	$ 1,679,030
California Statewide Communities Development Authority, Special Tax,
Series 2024C-2T,
4.50%, 09/02/2045 (D)	1,035,000	1,023,746
Conejo Valley Unified School District, General Obligation Unlimited,
Series E,
Zero Coupon, 08/01/2036	935,000	595,537
County of El Dorado, Special Tax,
Series A, BAM,
3.00%, 09/01/2025	140,000	140,046
Lancaster Financing Authority, Revenue Bonds,
Series A, BAM,
5.00%, 05/01/2054	7,055,000	7,502,791
Los Angeles Department of Water & Power, Revenue Bonds,
Series A,
5.00%, 07/01/2030	1,250,000	1,261,759
Series D,
5.25%, 07/01/2054	6,745,000	7,175,531
Manteca Unified School District, General Obligation Unlimited,
Series B,
5.25%, 08/01/2053	1,315,000	1,432,863
Mount Diablo Unified School District, General Obligation Unlimited,
Series A, AGM,
5.50% (E), 08/01/2030	4,215,000	4,267,653
Municipal Improvement Corp. of Los Angeles, Revenue Bonds,
Series B,
5.00%, 11/01/2030	840,000	868,741
Oakland Unified School District/Alameda County, General Obligation Unlimited,
Series A, AGM,
5.25%, 08/01/2048	950,000	1,040,824
Oxnard School District, Certificate of Participation,
BAM, Fixed until 08/01/2026,
5.00% (B), 08/01/2045	1,855,000	1,875,856
River Islands Public Financing Authority, Special Tax,
Series A-1, AGM,
5.25%, 09/01/2052	310,000	328,904
San Francisco City & County Redevelopment Successor Agency, Tax Allocation,
AGM,
5.25%, 08/01/2053	1,325,000	1,423,033
San Francisco Community College District, General Obligation Unlimited,
Series B, BAM,
5.25%, 06/15/2049	2,305,000	2,523,524
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
San Jacinto Unified School District, General Obligation Unlimited,
AGM,
5.00%, 08/01/2030	$ 4,070,000	$ 4,082,931
		82,909,764
Colorado - 4.6%
Arista Metropolitan District, General Obligation Limited,
Series A, BAM,
4.25%, 12/01/2043	75,000	73,187
5.00%, 12/01/2048	525,000	544,037
Auraria Higher Education Center, Revenue Bonds,
AGM,
4.00%, 04/01/2029	3,185,000	3,189,489
Baseline Metropolitan District No. 1, General Obligation Unlimited,
Series A, AGC,
4.25%, 12/01/2054	925,000	890,704
5.00%, 12/01/2049	2,085,000	2,184,637
Bradburn Metropolitan District No. 2, General Obligation Limited,
Series A,
4.00%, 12/01/2028 (C)	294,000	291,598
Bromley Park Metropolitan District No. 2, General Obligation Limited,
BAM,
5.38%, 12/01/2053	1,185,000	1,268,220
Canyons Metropolitan District No. 5, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2044 - 12/01/2049	3,030,000	3,230,522
5.25%, 12/01/2059	1,450,000	1,554,976
Centennial Water & Sanitation District, Revenue Bonds,
5.25%, 12/01/2053	2,205,000	2,393,614
Colorado Bridge & Tunnel Enterprise, Revenue Bonds,
Series A, AGM,
5.50%, 12/01/2054	1,120,000	1,247,323
Colorado Educational & Cultural Facilities Authority, Revenue Bonds,
Series A, BAM,
4.00%, 12/01/2048	565,000	506,976
5.00%, 06/01/2040 - 01/15/2049	3,075,000	3,202,493
Colorado Health Facilities Authority, Revenue Bonds,
Series A,
4.00%, 11/15/2043 - 11/15/2046	2,255,000	2,164,004
5.25%, 12/01/2054	375,000	395,665
Series A-2,
5.00%, 08/01/2044	3,825,000	3,894,229
Colorado Springs School District No. 11 Facilities Corp., Certificate of Participation,
BAM,
5.00%, 12/15/2044	765,000	820,948
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Denver City & County Housing Authority, Revenue Bonds,
Series A,
4.50%, 07/01/2041	$ 1,125,000	$ 1,136,953
5.00%, 07/01/2027	1,715,000	1,759,565
Erie Farm Metropolitan District, General Obligation Limited,
AGM,
5.00%, 12/01/2046	405,000	422,048
Gold Hill North Business Improvement District, General Obligation Limited,
Series A,
5.60%, 12/01/2054 (A)	2,000,000	1,987,216
Hunters Overlook Metropolitan District No. 5, General Obligation Limited,
AGC,
5.00%, 12/01/2049	1,140,000	1,203,202
Lakes at Centerra Metropolitan District No. 2, General Obligation Limited,
Series A, AGM,
4.00%, 12/01/2043	975,000	953,856
5.00%, 12/01/2049	3,840,000	4,047,293
Series B, AGM,
4.25%, 12/15/2044	1,610,000	1,626,764
Midtown Clear Creek Metropolitan District, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2053	305,000	321,489
Mirabelle Metropolitan District No. 2, General Obligation Limited,
Series B,
6.13%, 12/15/2049	500,000	503,076
Neu Town Metropolitan District, General Obligation Limited,
AGM,
5.00%, 12/01/2043	225,000	239,397
Northglenn Urban Renewal Authority, Tax Allocation,
4.00%, 12/01/2027 - 12/01/2037	390,000	387,187
Palisade Metropolitan District No. 2, Revenue Bonds,
Series B,
Zero Coupon, 12/15/2054 (A)	1,000,000	910,370
Palisade Park North Metropolitan District No. 2, General Obligation Limited,
AGC,
5.00%, 12/01/2044	180,000	194,526
5.25%, 12/01/2054	930,000	1,006,784
Park Creek Metropolitan District, Revenue Bonds,
Series A,
5.00%, 12/01/2032 - 12/01/2043	1,430,000	1,494,769
Rampart Range Metropolitan District No. 5, Revenue Bonds,
4.00%, 12/01/2051	1,500,000	1,255,944
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Ravenna Metropolitan District, General Obligation Limited,
AGM,
5.00%, 12/01/2043	$ 485,000	$ 510,048
Transport Metropolitan District No. 3, General Obligation Limited,
Series A-2,
Zero Coupon, 12/01/2051	1,000,000	794,838
		48,607,947
Connecticut - 0.7%
City of New Haven, General Obligation Unlimited,
Series B, BAM,
5.00%, 08/15/2025	40,000	40,425
Connecticut State Health & Educational Facilities Authority, Revenue Bonds,
5.00%, 12/01/2045	785,000	788,087
Series A, AGM-CR,
2.13%, 07/01/2031	6,305,000	5,707,793
Series M,
4.00%, 07/01/2039	1,090,000	1,062,697
		7,599,002
Delaware - 0.5%
Delaware State Economic Development Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2036	930,000	942,090
Series B,
5.25%, 11/15/2053	2,500,000	2,575,630
Delaware Transportation Authority, Revenue Bonds,
5.00%, 06/01/2055	255,000	255,280
Town of Georgetown, General Obligation Unlimited,
AGC,
5.00%, 12/01/2050 - 12/01/2054 (D)	1,800,000	1,876,161
		5,649,161
District of Columbia - 0.9%
District of Columbia, Revenue Bonds,
Series A,
4.13%, 07/01/2027	490,000	487,903
5.00%, 07/01/2032	1,300,000	1,315,259
District of Columbia Income Tax Revenue, Revenue Bonds,
Series A,
5.25%, 05/01/2048	2,245,000	2,429,322
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds,
Series A, AGM-CR,
6.50% (E), 10/01/2044	1,180,000	1,286,585
Washington Metropolitan Area Transit Authority Dedicated Revenue, Revenue Bonds,
Series A,
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
District of Columbia (continued)
Washington Metropolitan Area Transit Authority Dedicated Revenue, Revenue Bonds, (continued)
5.25%, 07/15/2059	$ 2,600,000	$ 2,800,645
5.50%, 07/15/2051	1,185,000	1,300,581
		9,620,295
Florida - 3.4%
Brevard County Housing Finance Authority, Revenue Bonds,
FNMA,
4.45%, 01/01/2040	725,000	737,897
City of Gainesville Utilities System Revenue, Revenue Bonds,
Series A,
5.00%, 10/01/2047	1,525,000	1,580,617
City of Orlando Tourist Development Tax Revenue, Revenue Bonds,
Series B, AGM,
5.00%, 11/01/2035 - 11/01/2037	515,000	531,962
Collier County Industrial Development Authority, Revenue Bonds,
Series A, AGM,
5.00%, 10/01/2042 - 10/01/2054	8,520,000	8,955,585
County of Miami-Dade, Revenue Bonds,
Series A, AGC,
6.88% (E), 10/01/2034	545,000	630,630
County of Miami-Dade Water & Sewer System Revenue, Revenue Bonds,
Series A,
5.25%, 10/01/2054	1,000,000	1,073,342
County of Okeechobee Half-Cent Sales Tax Revenue, Revenue Bonds,
Series A, AGM,
5.00%, 09/01/2049	1,390,000	1,453,578
County of Pasco, Revenue Bonds,
AGM,
5.75%, 09/01/2054	740,000	810,060
Series A, AGM,
5.50%, 09/01/2043	215,000	233,402
Florida Development Finance Corp., Revenue Bonds,
Series A,
5.00%, 06/15/2035 - 06/15/2040	1,170,000	1,187,213
5.25%, 06/01/2049	1,150,000	1,172,270
Florida State Board of Governors, Revenue Bonds,
Series A, BAM,
5.00%, 07/01/2035 - 07/01/2037	3,460,000	3,804,894
JEA Water & Sewer System Revenue, Revenue Bonds,
Series A,
5.25%, 10/01/2055	5,000,000	5,426,180
5.50%, 10/01/2054	350,000	384,508
Orange County Health Facilities Authority, Revenue Bonds,
Series 2025-A,
5.25%, 10/01/2056	1,500,000	1,598,457
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Palm Beach County Health Facilities Authority, Revenue Bonds,
Series A,
5.00%, 11/01/2034	$ 310,000	$ 329,026
St. Johns County School Board, Certificate of Participation,
Series A, AGM,
5.50%, 07/01/2049	2,455,000	2,684,265
Volusia County Educational Facility Authority, Revenue Bonds,
5.00%, 06/01/2028	1,460,000	1,462,857
5.25%, 06/01/2054	180,000	185,085
Wildwood Utility Dependent District, Revenue Bonds,
AGM,
5.50%, 10/01/2048 - 10/01/2053	1,850,000	2,015,334
		36,257,162
Georgia - 2.5%
Albany-Dougherty County Hospital Authority, Revenue Bonds,
Series A, BAM-TCRS,
5.00%, 09/01/2033	370,000	410,937
Atlanta Development Authority, Revenue Bonds,
Series A-1,
5.25%, 07/01/2044	2,000,000	2,006,619
Atlanta Development Authority, Tax Allocation,
Series A,
5.00%, 04/01/2034 (A)	500,000	504,314
City of Atlanta Department of Aviation, Revenue Bonds,
Series A-1,
5.00%, 07/01/2054	2,700,000	2,869,631
City of Atlanta Water & Wastewater Revenue, Revenue Bonds,
5.00%, 11/01/2040	360,000	361,020
City of Fairburn Combined Public Utility Revenue, Revenue Bonds,
BAM,
5.00%, 10/01/2038	1,095,000	1,209,185
Coweta County Water & Sewage Authority, Revenue Bonds,
5.00%, 06/01/2049 - 06/01/2054	4,065,000	4,326,733
DeKalb County Development Authority, Revenue Bonds,
Series A,
4.00%, 06/01/2035	400,000	388,137
Development Authority of Lagrange, Revenue Bonds,
4.50%, 10/15/2031	1,810,000	1,729,243
5.00%, 10/15/2052	450,000	386,115
Rockdale County Public Facilities Authority, Revenue Bonds,
5.00%, 01/01/2054	6,410,000	6,805,659
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Georgia (continued)
Upper Oconee Basin Water Authority, Revenue Bonds,
5.00%, 07/01/2049	$ 4,795,000	$ 5,167,209
		26,164,802
Idaho - 0.0% (F)
Idaho Housing & Finance Association, Revenue Bonds,
Series A,
4.63%, 07/01/2029 (A)	135,000	134,854
Illinois - 5.8%
Chicago O'Hare International Airport, Revenue Bonds,
Series B,
5.50%, 01/01/2059	2,000,000	2,178,916
City of Chicago Waterworks Revenue, Revenue Bonds,
Series A, AGM,
5.50%, 11/01/2062	16,305,000	17,568,298
City of Lake Forest, General Obligation Unlimited,
2.00%, 12/15/2029	3,275,000	3,033,879
City of Polo, General Obligation Unlimited,
BAM,
5.00%, 12/01/2049 - 12/01/2053	165,000	171,821
Illinois Finance Authority, Revenue Bonds,
4.00%, 10/15/2037	6,700,000	5,937,003
5.00%, 10/01/2034 - 12/01/2036	1,055,000	1,078,205
Series A,
5.00%, 11/01/2029	4,320,000	4,388,647
Illinois Housing Development Authority, Revenue Bonds,
FNMA,
2.63%, 09/01/2032	1,348,994	1,213,955
Marshall Putnam & Bureau Counties Community Unit School District No. 5 Henry, Revenue Bonds,
4.75%, 12/01/2028 - 12/01/2029	3,015,000	3,015,310
Northeastern Illinois University, Certificate of Participation,
AGM,
4.00%, 07/01/2025	75,000	75,003
Northern Illinois University, Certificate of Participation,
BAM,
5.50%, 04/01/2049	3,015,000	3,204,934
Northern Illinois University, Revenue Bonds,
Series B, BAM,
4.00%, 04/01/2036 - 04/01/2041	1,740,000	1,698,963
Rock Island & Mercer Counties Community Unit School District No. 300, General Obligation Unlimited,
BAM,
5.00%, 12/01/2047 (D)	1,590,000	1,659,854
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
South Suburban College Community School District No. 510, General Obligation Limited,
BAM-TCRS,
Zero Coupon, 12/01/2033	$ 700,000	$ 491,646
Southern Illinois University, Certificate of Participation,
Series A-1, BAM,
4.00%, 02/15/2026	455,000	455,160
Southwestern Illinois Development Authority, Revenue Bonds,
Series B, BAM-TCRS,
5.00%, 10/15/2026	850,000	862,325
St. Clair County Community Unit School District No. 187 Cahokia, General Obligation Unlimited,
Series A, AGM,
5.00%, 01/01/2049 - 01/01/2054	2,275,000	2,347,720
Series B, AGM,
5.00%, 01/01/2042 - 01/01/2044	975,000	1,026,285
Township of Leyden, General Obligation Unlimited,
Series A,
5.00%, 12/01/2054	4,815,000	4,964,336
United City of Yorkville, General Obligation Unlimited,
Series B,
4.25%, 12/30/2044 (D)	1,000,000	993,810
Village of Lyons, General Obligation Unlimited,
Series B, BAM,
4.00%, 12/01/2037	1,050,000	1,057,783
5.00%, 12/01/2032	125,000	125,193
Will County Community Unit School District No. 201-U Crete-Monee, General Obligation Limited,
Series E, AGM,
5.25%, 09/01/2042	1,885,000	2,039,836
Yorkville-Bristol Sanitation District, General Obligation Unlimited,
BAM,
5.00%, 12/15/2047 - 12/15/2050	1,200,000	1,232,248
		60,821,130
Indiana - 3.8%
Bloomington Redevelopment District, Tax Allocation,
AGC,
5.00%, 02/01/2040	750,000	813,158
Fishers Town Hall Building Corp., Revenue Bonds,
Series A, BAM,
5.63%, 07/15/2053	710,000	794,070
5.75%, 07/15/2058 - 01/15/2063	9,360,000	10,560,842
Gary Chicago International Airport Authority, Tax Allocation,
AGM,
5.00%, 02/01/2037	825,000	872,105
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana (continued)
Greater Clark Building Corp., Revenue Bonds,
Series B,
5.00%, 01/15/2044	$ 460,000	$ 487,720
Indiana Finance Authority, Revenue Bonds,
AGM,
5.00%, 01/01/2052	1,230,000	1,248,691
Series A,
3.00%, 11/01/2030	3,470,000	3,308,510
5.00%, 10/01/2053	575,000	604,371
Series B,
2.50%, 11/01/2030	2,500,000	2,295,617
3.00%, 11/01/2030	750,000	715,096
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds,
Series A,
6.00%, 01/15/2042	95,000	108,951
Series F-1, BAM,
5.00%, 03/01/2053 - 03/01/2058	12,380,000	12,884,228
5.25%, 03/01/2067	2,755,000	2,912,730
Speedway Multi-School Building Corp., Revenue Bonds,
5.00%, 07/15/2042 - 01/15/2044	1,260,000	1,346,694
Terre Haute Sanitary District, Revenue Bonds,
BAM,
5.00%, 07/01/2042	1,285,000	1,374,638
		40,327,421
Kansas - 1.2%
Harvey County Unified School District 440 Halstead-Bentley, General Obligation Unlimited,
BAM,
5.00%, 09/01/2049	350,000	367,545
University of Kansas Hospital Authority, Revenue Bonds,
5.00%, 09/01/2033	1,880,000	1,893,299
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited,
BAM,
5.25%, 09/01/2055 (D)	9,810,000	10,429,107
		12,689,951
Kentucky - 1.3%
Kentucky Bond Development Corp., Revenue Bonds,
BAM,
5.00%, 09/01/2049	1,525,000	1,569,052
Kentucky Economic Development Finance Authority, Revenue Bonds,
Series A, AGM,
5.00%, 12/01/2045 - 12/01/2047	9,315,000	9,469,664
Kentucky Municipal Power Agency, Revenue Bonds,
Series A, Fixed until 09/02/2025,
3.45% (B), 09/01/2042	2,000,000	1,992,426
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky (continued)
Louisville/Jefferson County Metropolitan Government, Revenue Bonds,
Series A, AGM,
5.00%, 05/15/2047	$ 430,000	$ 447,799
		13,478,941
Louisiana - 1.1%
City of Shreveport, General Obligation Unlimited,
AGC,
5.00%, 03/01/2049	850,000	881,201
Greater New Orleans Expressway Commission, Revenue Bonds,
AGM,
5.00%, 11/01/2047	1,355,000	1,364,365
Juban Crossing Economic Development District, Revenue Bonds,
Series 2024-C,
5.00%, 09/15/2054	1,750,000	1,773,479
Louisiana Public Facilities Authority, Revenue Bonds,
5.00%, 07/01/2022 - 07/01/2027	3,160,000	2,702,400
5.75%, 09/01/2064	5,000,000	5,409,125
		12,130,570
Maine - 0.8%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds,
Series A, AGC,
5.25%, 07/01/2049	5,360,000	5,727,696
Maine State Housing Authority, Revenue Bonds,
Series B-2,
4.40%, 11/15/2043	495,000	493,248
Series E,
4.45%, 11/15/2038	2,195,000	2,276,069
		8,497,013
Maryland - 1.8%
Maryland Economic Development Corp., Revenue Bonds,
AGM,
5.00%, 06/01/2043 - 07/01/2054	1,195,000	1,222,694
5.13%, 07/01/2059	3,675,000	3,825,384
5.25%, 07/01/2064	2,250,000	2,353,869
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds,
AGM-CR,
5.00%, 07/01/2034	795,000	881,842
Series 2025A,
5.25%, 07/01/2052 (D)	3,500,000	3,752,448
Maryland Stadium Authority, Revenue Bonds,
5.25%, 06/01/2051	4,975,000	5,386,000
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Maryland (continued)
State of Maryland, General Obligation Unlimited,
Series 1,
4.00%, 06/01/2030	$ 1,275,000	$ 1,275,270
		18,697,507
Massachusetts - 1.3%
Commonwealth of Massachusetts Transportation Fund Revenue, Revenue Bonds,
Series A,
5.00%, 06/01/2053	4,205,000	4,449,635
Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds,
Series A,
5.25%, 07/01/2052	4,635,000	5,040,878
Massachusetts Development Finance Agency, Revenue Bonds,
AGC-CR,
4.00%, 07/01/2044	220,000	206,847
5.00%, 10/01/2039	250,000	256,899
Series D,
4.00%, 07/01/2045	160,000	144,384
5.00%, 07/01/2044	400,000	394,438
Series P,
5.45%, 05/15/2059	3,010,000	3,258,166
		13,751,247
Michigan - 1.4%
Charles Stewart Mott Community College, General Obligation Unlimited,
AGM,
5.00%, 05/01/2042 - 05/01/2044	5,740,000	6,229,288
Detroit Wayne County Stadium Authority, Revenue Bonds,
AGM,
5.00%, 10/01/2026	1,385,000	1,385,718
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds,
Series B,
5.25%, 07/01/2053	350,000	378,280
Mattawan Consolidated School District, General Obligation Unlimited,
Series I,
5.00%, 05/01/2054	3,070,000	3,233,913
Michigan Strategic Fund, Revenue Bonds,
5.00%, 11/15/2049	2,150,000	2,039,834
Walled Lake Consolidated School District, General Obligation Unlimited,
5.00%, 05/01/2054	1,210,000	1,270,833
		14,537,866
Minnesota - 1.5%
City of Coon Rapids, Revenue Bonds,
Series M, FNMA,
5.60%, 12/01/2039	1,741,857	1,931,894
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
City of Deephaven, Revenue Bonds,
Series A,
4.40%, 07/01/2025	$ 25,000	$ 25,023
City of Minneapolis, Revenue Bonds,
Series A, AGM-CR,
5.00%, 11/15/2035	3,840,000	4,014,113
City of Red Wing, Revenue Bonds,
Series A,
5.00%, 08/01/2047	655,000	551,526
City of St. Cloud, Revenue Bonds,
5.00%, 05/01/2054	2,000,000	2,067,944
City of Stillwater, Tax Allocation,
3.00%, 02/01/2026 - 02/01/2027	540,000	538,018
Duluth Economic Development Authority, Revenue Bonds,
4.00%, 07/01/2041	905,000	765,037
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Revenue Bonds,
Series A,
5.00%, 12/01/2030	195,000	195,115
Series B,
4.25%, 04/01/2025 (C)	25,000	24,979
Minnesota Housing Finance Agency, Revenue Bonds,
Series C,
3.45%, 02/01/2025	1,660,000	1,660,000
Series D, GNMA, FNMA, FHLMC,
2.00%, 07/01/2032	535,000	459,192
Series F, GNMA, FNMA, FHLMC,
2.30%, 07/01/2032	530,000	464,662
St. Paul Port Authority, Revenue Bonds,
Series 1,
5.00%, 10/01/2043	2,010,000	2,116,177
Township of Baytown, Revenue Bonds,
Series A,
4.00%, 08/01/2036	520,000	491,025
		15,304,705
Mississippi - 0.3%
Mississippi Development Bank, Revenue Bonds,
AGM,
6.88%, 12/01/2040	3,160,000	3,215,264
Missouri - 0.9%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds,
5.00%, 01/01/2044	4,480,000	4,485,233
Series A,
5.00%, 02/01/2029	2,145,000	2,210,612
Kansas City Industrial Development Authority, Revenue Bonds,
Series 2024 A-1,
5.00%, 06/01/2054 (A)	800,000	774,157
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Missouri (continued)
Mineral Area Community College District, General Obligation Unlimited,
AGM,
5.00%, 03/01/2044	$ 675,000	$ 704,961
Missouri Housing Development Commission, Revenue Bonds,
Series B, GNMA, FNMA, FHLMC,
2.55%, 11/01/2029	135,000	129,534
Northeast Ambulance & Fire Protection District, General Obligation Unlimited,
AGM,
5.50%, 03/01/2044	130,000	140,533
Riverview Gardens School District, General Obligation Unlimited,
6.00%, 04/01/2042	365,000	404,315
Valley Park School District, General Obligation Unlimited,
BAM,
5.50%, 03/01/2044	355,000	381,726
		9,231,071
Nebraska - 0.5%
Nebraska Investment Finance Authority, Revenue Bonds,
Series E, GNMA, FNMA, FHLMC,
4.65%, 09/01/2043	2,125,000	2,148,343
Nebraska State Colleges, Revenue Bonds,
AGM,
5.00%, 07/01/2048 - 07/01/2053	2,560,000	2,669,985
		4,818,328
Nevada - 0.2%
Henderson Local Improvement Districts, Special Assessment,
2.50%, 09/01/2025	60,000	59,537
Henderson Redevelopment Agency, Tax Allocation,
AGM,
5.25%, 04/01/2043 - 04/01/2050	1,545,000	1,668,292
		1,727,829
New Hampshire - 1.3%
City of Manchester Sewer Revenue, Revenue Bonds,
AGC,
5.25%, 06/01/2054	2,895,000	3,126,664
New Hampshire Business Finance Authority, Revenue Bonds,
Zero Coupon, 12/01/2031 (A)	7,000,000	4,704,878
Series A, BAM,
5.25%, 12/01/2041 - 06/01/2051	5,890,000	6,281,464
		14,113,006
New Jersey - 1.1%
City of Newark Mass Transit Access Tax Revenue, Revenue Bonds,
AGM,
5.00%, 11/15/2042	420,000	457,360
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
City of Newark Mass Transit Access Tax Revenue, Revenue Bonds, (continued)
5.38%, 11/15/2052	$ 290,000	$ 319,202
6.00%, 11/15/2062	4,030,000	4,571,271
Essex County Improvement Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035 (G)(H)	535,000	240,750
New Jersey Economic Development Authority, Revenue Bonds,
Series A,
4.25%, 09/01/2027 (A)	130,000	130,595
5.00%, 09/01/2037 (A)	750,000	758,782
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
Series BB,
5.25%, 06/15/2050	1,150,000	1,237,031
Series CC,
5.25%, 06/15/2055	3,500,000	3,762,083
		11,477,074
New Mexico - 0.2%
University of New Mexico, Revenue Bonds,
AGM,
5.50%, 06/01/2053	750,000	818,136
Village of Los Ranchos de Albuquerque, Revenue Bonds,
4.00%, 09/01/2040	1,640,000	1,592,060
		2,410,196
New York - 10.7%
Brooklyn Arena Local Development Corp., Revenue Bonds,
Series A, AGM,
4.00%, 07/15/2029 - 07/15/2035	1,555,000	1,559,617
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
3.88%, 08/01/2027	1,715,000	1,703,055
5.00%, 08/01/2037	1,260,000	1,271,439
Clinton County Capital Resource Corp., Revenue Bonds,
5.00%, 07/01/2046 (A)	700,000	702,696
East Ramapo Central School District, General Obligation Unlimited,
AGM,
5.00%, 03/15/2044	1,165,000	1,202,381
Long Island Power Authority, Revenue Bonds,
Series A,
5.25%, 09/01/2054	2,355,000	2,535,367
Series E, AGM,
5.00%, 09/01/2053	5,105,000	5,394,468
Madison County Capital Resource Corp., Revenue Bonds,
Series B,
5.00%, 07/01/2043	2,795,000	2,807,109
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Metropolitan Transportation Authority, Revenue Bonds,
Series D-1, BAM,
5.00%, 11/15/2033	$ 2,650,000	$ 2,683,491
New York City Housing Development Corp., Revenue Bonds,
Series I, FNMA, Fixed until 05/01/2025,
2.95% (B), 11/01/2045	2,635,000	2,627,728
New York City Municipal Water Finance Authority, Revenue Bonds,
5.00%, 06/15/2049	1,000,000	1,070,577
Series AA,
5.25%, 06/15/2053	15,400,000	16,713,526
Series AA-2,
5.00%, 06/15/2048	2,485,000	2,667,604
Series BB,
5.25%, 06/15/2054	4,820,000	5,197,380
Series CC-1,
5.25%, 06/15/2054	2,500,000	2,704,784
New York City Transitional Finance Authority, Revenue Bonds,
Series C,
5.00%, 05/01/2048	2,190,000	2,334,754
Series D,
5.25%, 05/01/2048	390,000	424,498
5.50%, 05/01/2052	500,000	555,407
New York Counties Tobacco Trust VI, Revenue Bonds,
Series C,
3.75%, 06/01/2045	180,000	139,849
New York State Dormitory Authority, Revenue Bonds,
5.25%, 10/01/2049	1,400,000	1,452,704
5.50%, 10/01/2054	8,180,000	8,874,574
Series A,
5.25%, 03/15/2052	395,000	425,889
5.50%, 07/01/2054	7,920,000	8,815,347
Series A-1,
4.00%, 07/01/2043	2,575,000	2,533,702
New York State Energy Research & Development Authority, Revenue Bonds,
Series C,
4.00%, 04/01/2034	285,000	290,434
New York State Environmental Facilities Corp., Revenue Bonds,
Series A,
5.25%, 06/15/2053	4,575,000	5,004,691
New York State Thruway Authority, Revenue Bonds,
Series A,
5.00%, 01/01/2051	4,990,000	5,037,713
Series P,
5.25%, 01/01/2054	2,630,000	2,814,873
New York Transportation Development Corp., Revenue Bonds,
5.50%, 06/30/2060	3,540,000	3,712,216
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Oneida County Local Development Corp., Revenue Bonds,
AGM,
5.00%, 12/01/2026 - 12/01/2029	$ 4,350,000	$ 4,386,939
Port Authority of New York & New Jersey, Revenue Bonds,
Series 189,
5.00%, 05/01/2045	3,510,000	3,517,309
Triborough Bridge & Tunnel Authority, Revenue Bonds,
Series A,
5.50%, 12/01/2059	1,000,000	1,100,951
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Revenue Bonds,
Series A-1,
5.25%, 05/15/2059	725,000	778,385
Westchester County Local Development Corp., Revenue Bonds,
AGM,
5.00%, 11/01/2047 - 11/01/2051	3,470,000	3,623,804
5.75%, 11/01/2049 - 11/01/2053	5,110,000	5,624,990
		112,290,251
North Carolina - 0.4%
North Carolina Housing Finance Agency, Revenue Bonds,
Series 38-B,
2.45%, 07/01/2025	355,000	353,411
North Carolina Medical Care Commission, Revenue Bonds,
Series B-1,
2.55%, 09/01/2026	1,550,000	1,510,325
Series B-2,
2.30%, 09/01/2025	1,250,000	1,235,765
North Carolina Turnpike Authority, Revenue Bonds,
AGM,
5.00%, 01/01/2049	610,000	626,484
		3,725,985
North Dakota - 1.2%
City of Grand Forks, Revenue Bonds,
4.00%, 12/01/2037 - 12/01/2046	3,095,000	2,852,095
Series A, AGM,
5.00%, 12/01/2040 - 12/01/2042	640,000	672,213
City of Horace, General Obligation Unlimited,
Series B,
4.85%, 08/01/2026	1,100,000	1,101,145
Series C,
4.50%, 05/01/2039	1,750,000	1,745,757
4.75%, 05/01/2044	1,100,000	1,100,233
5.00%, 05/01/2050	750,000	757,151
North Dakota Public Finance Authority, Revenue Bonds,
Series A,
4.00%, 06/01/2031	1,050,000	1,050,165
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Dakota (continued)
State Board of Higher Education of the State of North Dakota, Revenue Bonds,
AGM,
5.25%, 05/01/2054	$ 1,785,000	$ 1,882,110
UND Alumni Association & Foundation, Revenue Bonds,
Series A, BAM,
5.00%, 05/01/2054	1,205,000	1,245,017
		12,405,886
Ohio - 6.7%
Amherst Exempted Village School District, Certificate of Participation,
5.00%, 12/01/2049	105,000	109,112
Brooklyn City School District, General Obligation Unlimited,
AGC,
5.25%, 12/01/2054	1,225,000	1,289,554
Brunswick City School District, General Obligation Unlimited,
BAM,
5.50%, 12/01/2060	4,415,000	4,715,686
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds,
Series B-2, Class 2,
5.00%, 06/01/2055	5,000,000	4,497,172
Series B-3, Class 2,
Zero Coupon, 06/01/2057	38,000,000	4,021,434
Cardinal Local School District, Certificate of Participation,
5.25%, 04/01/2038	240,000	240,833
City of London, General Obligation Limited,
AGC,
5.00%, 12/01/2049 (D)	290,000	302,475
City of Toledo Water System Revenue, Revenue Bonds,
5.00%, 11/15/2042	475,000	498,441
Cleveland-Cuyahoga County Port Authority, Revenue Bonds,
5.00%, 11/15/2054	1,175,000	1,130,846
Columbus Metropolitan Housing Authority, Revenue Bonds,
4.00%, 12/01/2034	1,250,000	1,241,425
Columbus-Franklin County Finance Authority, Revenue Bonds,
Series A,
5.00%, 11/15/2054	765,000	749,466
County of Hamilton, Revenue Bonds,
5.00%, 01/01/2036	1,000,000	1,001,557
County of Morrow, General Obligation Limited,
5.00%, 12/01/2049	1,905,000	2,006,054
County of Ross, Revenue Bonds,
5.00%, 12/01/2049	1,800,000	1,816,287
County of Warren, Revenue Bonds,
5.00%, 07/01/2049	2,000,000	2,046,724
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Dayton-Montgomery County Port Authority, Revenue Bonds,
Series A,
5.00%, 11/15/2054	$ 750,000	$ 759,892
Kings Local School District, General Obligation Unlimited,
5.50%, 12/01/2062	4,975,000	5,330,513
North Ridgeville City School District, General Obligation Unlimited,
5.50%, 12/01/2057	2,750,000	2,886,671
North Royalton City School District, General Obligation Unlimited,
5.00%, 12/01/2047	2,000,000	2,006,185
Ohio Air Quality Development Authority, Revenue Bonds,
Series C, Fixed until 11/04/2025,
1.50% (B), 02/01/2026	2,000,000	1,948,480
Ohio Housing Finance Agency, Revenue Bonds,
Series K, GNMA, FNMA, FHLMC,
3.35%, 09/01/2039	535,000	481,190
Ohio University, Revenue Bonds,
5.25%, 12/01/2052 - 12/01/2054	2,640,000	2,858,476
Port of Greater Cincinnati Development Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2048 - 12/01/2058	3,110,000	3,236,106
Series B,
5.00%, 12/01/2053	1,180,000	1,218,986
Series C, AGM,
5.00%, 12/01/2043	105,000	111,445
5.25%, 12/01/2048	65,000	69,309
Shaker Heights City School District, Certificate of Participation,
BAM,
5.00%, 12/15/2043 - 12/15/2049	695,000	726,816
Shaker Heights City School District, General Obligation Unlimited,
5.25%, 12/15/2054 - 12/15/2059	5,895,000	6,376,934
Stark County Library District, Revenue Bonds,
5.25%, 12/01/2049	400,000	426,689
Summit County Development Finance Authority, Revenue Bonds,
3.00%, 11/15/2035	2,985,000	2,755,307
Toledo City School District, Certificate of Participation,
BAM,
5.00%, 12/01/2048	825,000	871,809
Toledo-Lucas County Port Authority, Revenue Bonds,
Series B,
3.25%, 05/15/2040	845,000	717,321
Series C,
5.00%, 11/15/2039 - 11/15/2054	3,595,000	3,637,935
Tolles Career & Technical Center, Certificate of Participation,
5.25%, 12/01/2053	3,460,000	3,614,262
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Warren County Port Authority, Revenue Bonds,
Series C,
3.00%, 12/01/2031	$ 1,180,000	$ 1,080,536
West Holmes Local School District, Certificate of Participation,
BAM,
5.25%, 12/01/2053	2,600,000	2,736,221
Yellow Springs Exempt Village School District, Certificate of Participation,
BAM,
5.25%, 12/01/2053	370,000	387,243
Yellow Springs Exempt Village School District, General Obligation Unlimited,
BAM,
5.50%, 12/01/2060	480,000	512,708
		70,418,100
Oklahoma - 0.6%
Love County Educational Facilities Authority, Revenue Bonds,
4.50%, 09/01/2034	335,000	328,820
Oklahoma County Finance Authority, Revenue Bonds,
BAM,
5.00%, 10/01/2044 - 10/01/2045	3,230,000	3,429,267
Oklahoma Turnpike Authority, Revenue Bonds,
Series A,
5.25%, 01/01/2047 (D)	1,000,000	1,098,034
5.50%, 01/01/2054 (D)	1,500,000	1,658,806
		6,514,927
Oregon - 0.8%
Clackamas County School District No. 35 Molalla River, General Obligation Unlimited,
Series B,
5.25%, 06/15/2054	3,230,000	3,510,237
Oregon Coast Community College District, General Obligation Unlimited,
0.00%, 06/15/2043 - 06/15/2045	1,125,000	1,159,130
Oregon State Facilities Authority, Revenue Bonds,
Series A,
5.50%, 06/15/2035 (A)	750,000	731,428
State of Oregon Housing & Community Services Department, Revenue Bonds,
Series A,
2.45%, 07/01/2034	3,090,000	2,576,772
		7,977,567
Pennsylvania - 3.1%
Allentown City School District, General Obligation Limited,
5.00%, 06/01/2045 - 06/01/2048	1,235,000	1,302,449
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Beaver County Economic Development Authority, Revenue Bonds,
BAM,
4.00%, 11/15/2036	$ 130,000	$ 130,652
Bensalem Township School District, General Obligation Unlimited,
5.00%, 06/01/2028	910,000	911,689
Bucks County Industrial Development Authority, Revenue Bonds,
5.00%, 10/01/2033	825,000	850,505
Chester County Industrial Development Authority, Revenue Bonds,
Series A, BAM,
5.00%, 08/01/2039	3,970,000	4,207,507
Chester County School Authority, Revenue Bonds,
BAM,
5.00%, 04/01/2042	340,000	362,729
County of Lackawanna, General Obligation Unlimited,
BAM,
4.00%, 09/15/2033	160,000	161,052
Cumberland County Municipal Authority, Revenue Bonds,
5.00%, 01/01/2029	640,000	648,110
Delaware County Vocational & Technical School Authority, Revenue Bonds,
BAM,
4.00%, 11/01/2041 - 11/01/2043	3,475,000	3,396,903
General Authority of Southcentral Pennsylvania, Revenue Bonds,
4.00%, 12/01/2030	1,170,000	1,158,444
Hospitals & Higher Education Facilities Authority of Philadelphia, Revenue Bonds,
AGM,
5.00%, 07/01/2035 - 07/01/2036	5,715,000	6,164,945
Lancaster Industrial Development Authority, Revenue Bonds,
4.00%, 12/01/2044	755,000	677,556
Palmyra Area School District, General Obligation Limited,
5.00%, 06/01/2049	1,000,000	1,035,813
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
AGC,
5.25%, 11/01/2048	1,500,000	1,602,137
Pennsylvania Housing Finance Agency, Revenue Bonds,
Series 121,
2.20%, 04/01/2026	145,000	142,455
2.25%, 10/01/2026	105,000	102,535
Series 129,
2.45%, 10/01/2029	405,000	377,628
Series 146A,
4.50%, 10/01/2044	1,215,000	1,217,862
Ridley School District, Revenue Bonds,
Series A, AGM,
5.00%, 11/15/2050	1,045,000	1,077,928
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
School District of Philadelphia, General Obligation Limited,
Series A,
4.00%, 09/01/2036	$ 795,000	$ 806,093
Series F,
5.00%, 09/01/2033	4,165,000	4,249,243
State Public School Building Authority, Revenue Bonds,
Series A, AGM,
5.00%, 12/01/2043	2,215,000	2,268,005
		32,852,240
Puerto Rico - 0.4%
Children's Trust Fund, Revenue Bonds,
5.63%, 05/15/2043	125,000	126,584
Puerto Rico Electric Power Authority, Revenue Bonds,
Series RR, AGC,
5.00%, 07/01/2028	345,000	344,018
Series SS, AGC,
4.38%, 07/01/2030	145,000	142,104
5.00%, 07/01/2030	2,100,000	2,093,247
Series UU, AGC,
4.25%, 07/01/2027	20,000	19,674
5.00%, 07/01/2026	650,000	650,040
Series VV, AGM,
5.25%, 07/01/2027	40,000	40,084
Puerto Rico Municipal Finance Agency, Revenue Bonds,
Series A, AGM,
5.00%, 08/01/2027	475,000	478,317
		3,894,068
Rhode Island - 0.5%
Providence Public Building Authority, Revenue Bonds,
Series A, AGC,
5.25%, 09/15/2044	475,000	516,800
Rhode Island Health & Educational Building Corp., Revenue Bonds,
Series D,
5.50%, 05/15/2049	2,000,000	2,189,737
Series F,
5.50%, 05/15/2052	2,115,000	2,264,340
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds,
Series 1-C,
4.55%, 10/01/2044	135,000	135,910
		5,106,787
South Carolina - 1.1%
County of Florence, Revenue Bonds,
5.25%, 12/01/2053	2,300,000	2,410,448
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
5.00%, 10/01/2026 - 02/01/2036 (A)	1,000,000	1,003,220
Series A,
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, Revenue Bonds, (continued)
5.25%, 11/01/2043	$ 1,000,000	$ 1,094,741
5.50%, 11/01/2049 - 11/01/2050	3,300,000	3,619,789
South Carolina Public Service Authority, Revenue Bonds,
Series B, AGM,
5.00%, 12/01/2049 - 12/01/2054	3,795,000	3,990,752
		12,118,950
South Dakota - 0.1%
Brookings School District No. 005-1, General Obligation Limited,
AGM,
5.50%, 06/15/2043	1,155,000	1,291,015
Tennessee - 3.0%
City of Jackson, Revenue Bonds,
5.00%, 04/01/2029	75,000	75,148
County of Marshall Water Revenue, Revenue Bonds,
AGM,
5.00%, 06/01/2049	110,000	114,985
Hamilton County & Chattanooga Sports Authority, Revenue Bonds,
Series A,
6.00%, 12/01/2055	135,000	156,283
Knox County Health Educational & Housing Facility Board, Revenue Bonds,
Series A-1, BAM,
5.00%, 07/01/2042 - 07/01/2064	3,620,000	3,770,734
5.25%, 07/01/2049	6,430,000	6,772,825
5.50%, 07/01/2054 - 07/01/2059	8,620,000	9,212,929
Series B-1, BAM,
5.00%, 07/01/2049	1,175,000	1,213,094
5.13%, 07/01/2054 - 07/01/2059	3,675,000	3,792,536
5.25%, 07/01/2064	2,000,000	2,082,720
Metropolitan Government Nashville & Davidson County Sports Authority, Revenue Bonds,
Series B, AGM,
5.25%, 07/01/2056	3,260,000	3,464,891
New Memphis Arena Public Building Authority, Revenue Bonds,
Zero Coupon, 04/01/2029	550,000	519,511
		31,175,656
Texas - 4.5%
Arlington Higher Education Finance Corp., Revenue Bonds,
5.00%, 08/15/2057	500,000	514,862
Banquete Independent School District, General Obligation Unlimited,
5.00%, 08/01/2043	1,000,000	1,072,179
Bastrop Independent School District, General Obligation Unlimited,
5.00%, 02/15/2053	295,000	309,795
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Bexar County Hospital District, General Obligation Limited,
5.00%, 02/15/2025	$ 1,000,000	$ 1,000,687
Brookfield Water Control & Improvement District, General Obligation Unlimited,
AGM,
4.00%, 09/01/2045	1,075,000	1,001,358
City of Arlington Special Tax Revenue, Special Tax,
AGM,
5.00%, 02/15/2028 - 02/15/2033	610,000	610,480
City of Celina, Special Assessment,
AGC,
5.00%, 09/01/2045 (D)	1,600,000	1,652,417
City of Fort Worth, Special Assessment,
BAM,
5.00%, 09/01/2044	190,000	198,921
City of Lakeport, General Obligation Limited,
BAM,
5.00%, 05/15/2055	745,000	764,448
City of Palmview, General Obligation Limited,
BAM,
5.00%, 08/01/2054	485,000	500,267
City of Richardson, General Obligation Limited,
5.00%, 02/15/2025	1,145,000	1,145,810
City of Rowlett, Special Assessment,
3.13%, 09/15/2031 (A)	141,000	133,670
City of Seguin, General Obligation Limited,
5.50%, 09/01/2049 (D)	5,000,000	5,549,312
Clifton Higher Education Finance Corp., Revenue Bonds,
5.25%, 08/15/2044 - 08/15/2049	2,110,000	2,237,744
Eagle Mountain & Saginaw Independent School District, General Obligation Unlimited,
4.00%, 08/15/2040	695,000	697,714
East Montgomery County Improvement District Sales Tax Revenue, Revenue Bonds,
AGC,
5.25%, 08/15/2049	1,000,000	1,079,201
East Montgomery County Municipal Utility District No. 5, General Obligation Unlimited,
BAM,
4.00%, 09/01/2046	195,000	182,383
Ellis County Fresh Water Supply District No. 1, General Obligation Unlimited,
BAM,
4.13%, 09/01/2046	280,000	267,744
Forney Independent School District, General Obligation Unlimited,
Series A, BAM,
Zero Coupon, 08/15/2053	1,080,000	272,442
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Fort Bend County Municipal Utility District No. 200, General Obligation Unlimited,
BAM,
4.00%, 09/01/2049	$ 400,000	$ 367,553
4.13%, 09/01/2047	465,000	441,745
Fort Stockton Independent School District, General Obligation Limited,
5.00%, 08/01/2033 - 08/01/2038	2,155,000	2,168,691
Harris Center for Mental Health & Intellectual Developmental Disabilities, Revenue Bonds,
4.00%, 11/01/2045	3,510,000	3,270,437
4.25%, 11/01/2050 - 11/01/2055	890,000	833,924
Harris County Municipal Utility District No. 213A, General Obligation Unlimited,
BAM,
4.00%, 04/01/2033	890,000	901,796
Harris County Municipal Utility District No. 393, General Obligation Unlimited,
AGM,
3.38%, 09/01/2033	355,000	339,585
Highland Park Independent School District/Potter County, General Obligation Unlimited,
5.00%, 02/15/2049	575,000	612,321
Johnson Ranch Municipal Utility District, General Obligation Unlimited,
BAM,
4.00%, 08/01/2044	620,000	591,686
Kaufman County Municipal Utility District No. 3, General Obligation Unlimited,
Series A, BAM,
4.00%, 03/01/2035	1,510,000	1,529,823
Lower Colorado River Authority, Revenue Bonds,
5.00%, 05/15/2045	560,000	561,719
Meyer Ranch Municipal Utility District, General Obligation Unlimited,
BAM,
4.38%, 08/15/2042	240,000	240,110
Midland County Hospital District, Revenue Bonds,
Series A, BAM,
5.25%, 05/15/2054	600,000	645,345
Midlothian Municipal Management District No. 2, General Obligation Unlimited,
BAM,
4.00%, 09/01/2036	840,000	840,664
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds,
5.00%, 01/01/2026 - 01/01/2028	2,185,000	2,206,474
Series A, AGM,
5.00%, 04/01/2046	2,285,000	2,284,986
Pottsboro Higher Education Finance Corp., Revenue Bonds,
Series A,
3.88%, 08/15/2026	70,000	68,899
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Rockwall Independent School District, General Obligation Unlimited,
5.00%, 02/15/2025	$ 1,500,000	$ 1,501,061
Royal Independent School District, General Obligation Unlimited,
5.00%, 02/15/2048	3,125,000	3,305,515
Socorro Independent School District, General Obligation Unlimited,
5.00%, 02/15/2025	1,000,000	1,000,714
Springhollow Municipal Utility District, General Obligation Unlimited,
Series A, BAM,
4.00%, 08/15/2043	140,000	132,922
Taft Independent School District, General Obligation Unlimited,
5.00%, 08/15/2041	1,300,000	1,398,029
Texas Public Finance Authority, Revenue Bonds,
BAM,
5.25%, 05/01/2035	1,000,000	1,100,433
Texas Water Development Board, Revenue Bonds,
Series A,
5.00%, 10/15/2058	950,000	1,012,724
Waller County Municipal Utility District No. 9B, General Obligation Unlimited,
BAM,
4.00%, 09/01/2046	105,000	98,594
Ysleta Independent School District, General Obligation Unlimited,
5.00%, 08/15/2047	840,000	851,964
		47,499,148
U.S. Virgin Islands - 0.0% (F)
Virgin Islands Public Finance Authority, Revenue Bonds,
Series A, AGM-CR,
5.00%, 10/01/2032 (C)	175,000	176,784
Utah - 0.9%
City of South Salt Lake Sales Tax Revenue, Revenue Bonds,
5.00%, 07/15/2054	950,000	1,008,506
Mida Mountain Village Public Infrastructure District, Tax Allocation,
Series 1,
5.13%, 06/15/2054 (A)	2,500,000	2,436,342
Series 2,
6.00%, 06/15/2054 (A)	1,500,000	1,555,111
Millard School District Local Building Authority, Revenue Bonds,
BAM,
5.00%, 05/15/2049 - 05/15/2059	2,225,000	2,367,652
Utah Charter School Finance Authority, Revenue Bonds,
5.00%, 10/15/2035	250,000	251,762
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Utah (continued)
Utah Charter School Finance Authority, Revenue Bonds, (continued)
Series A,
5.00%, 10/15/2049 - 10/15/2054	$ 2,055,000	$ 2,089,324
		9,708,697
Virginia - 4.2%
Alexandria Sanitation Authority, Revenue Bonds,
5.00%, 07/15/2054	870,000	944,785
Chesapeake Redevelopment & Housing Authority, Revenue Bonds,
Fixed until 07/01/2040,
4.50% (B), 10/01/2040	1,790,000	1,829,787
County of Fairfax Sewer Revenue, Revenue Bonds,
Series A,
5.00%, 07/15/2054	3,235,000	3,460,274
Fairfax County Industrial Development Authority, Revenue Bonds,
4.00%, 05/15/2042	3,100,000	3,087,633
5.00%, 05/15/2051	3,045,000	3,246,716
Hampton Roads Transportation Accountability Commission, Revenue Bonds,
Series A,
5.25%, 07/01/2059 - 07/01/2064	8,000,000	8,681,422
Isle Wight County Industrial Development Authority, Revenue Bonds,
AGM,
4.75%, 07/01/2053	4,470,000	4,574,248
5.25%, 07/01/2043 - 07/01/2053	10,140,000	10,852,656
Richmond Redevelopment & Housing Authority, Revenue Bonds,
FNMA,
4.50%, 05/01/2040	3,485,737	3,564,674
Virginia Resources Authority, Revenue Bonds,
Series A,
5.00%, 11/01/2054	1,775,000	1,917,970
Williamsburg Economic Development Authority, Revenue Bonds,
Series A, AGM,
5.25%, 07/01/2053	1,570,000	1,678,251
Series B,
5.25%, 07/01/2053	630,000	669,319
		44,507,735
Washington - 1.0%
City of Pasco, General Obligation Limited,
5.00%, 12/01/2048	455,000	481,698
City of Spokane Valley, General Obligation Limited,
4.00%, 12/01/2026	505,000	505,215
City of Tacoma Electric System Revenue, Revenue Bonds,
Series A,
5.00%, 01/01/2054	200,000	209,913
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Washington (continued)
Everett Housing Authority, Revenue Bonds,
4.00%, 07/01/2036	$ 1,495,000	$ 1,488,817
Island County Fire Protection District No. 1, General Obligation Unlimited,
4.00%, 12/01/2027	585,000	585,178
King County Housing Authority, Revenue Bonds,
4.00%, 08/01/2035	1,140,000	1,143,234
Pacific County Public Healthcare Services District No. 3, General Obligation Unlimited,
Series A,
5.25%, 12/01/2039	500,000	545,367
Public Hospital District 1A of Whitman County, General Obligation Unlimited,
Series A,
5.00%, 12/01/2053	1,215,000	1,265,944
Snohomish County Housing Authority, Revenue Bonds,
4.00%, 04/01/2033	2,755,000	2,778,828
Washington Health Care Facilities Authority, Revenue Bonds,
Series A-2,
5.00%, 08/01/2044	1,000,000	1,018,099
Washington State Housing Finance Commission, Revenue Bonds,
5.00%, 07/01/2033 (A)	375,000	376,087
		10,398,380
West Virginia - 0.0% (F)
West Virginia Hospital Finance Authority, Revenue Bonds,
Series B, AGM,
5.38%, 09/01/2053	260,000	277,703
Wisconsin - 4.7%
Public Finance Authority, Revenue Bonds,
Zero Coupon, 12/15/2034 (A)(D)	1,000,000	563,020
3.00%, 04/01/2025 (A)(C)	10,000	10,002
4.00%, 09/01/2029 (A)	800,000	788,768
5.00%, 07/01/2037	1,865,000	1,918,779
5.25%, 11/15/2061	1,750,000	1,822,434
Series A, AGM,
5.00%, 07/01/2036 - 11/15/2044	910,000	933,553
Series A-1, BAM,
5.25%, 07/01/2042	6,050,000	6,499,088
5.38%, 07/01/2047	6,800,000	7,264,286
5.50%, 07/01/2052	7,345,000	7,856,838
5.63%, 07/01/2055	5,735,000	6,148,875
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin (continued)
Public Finance Authority, Tax Allocation,
5.00%, 08/01/2039	$ 500,000	$ 497,070
Wisconsin Health & Educational Facilities Authority, Revenue Bonds,
5.00%, 08/01/2032	670,000	549,433
5.25%, 02/15/2054	4,320,000	4,561,453
Series A, AGM,
4.00%, 02/15/2034 - 11/15/2039	8,945,000	8,707,668
Series B,
4.20%, 08/15/2028	1,450,000	1,442,852
		49,564,119
Wyoming - 0.1%
Snake River Sporting Club Improvement & Service District, General Obligation Unlimited,
Series A, BAM,
5.50%, 07/15/2048	100,000	106,380
Wyoming Community Development Authority, Revenue Bonds,
Series 2,
2.95%, 06/01/2033	1,485,000	1,391,120
		1,497,500
Total Municipal Government Obligations (Cost $990,790,101)		979,625,936
U.S. GOVERNMENT OBLIGATION - 0.7%
U.S. Treasury - 0.7%
U.S. Treasury Bonds
4.75%, 11/15/2043	8,000,000	7,909,687
Total U.S. Government Obligation (Cost $8,337,645)		7,909,687
REPURCHASE AGREEMENT - 8.7%
Fixed Income Clearing Corp., 1.80% (I), dated 01/31/2025, to be repurchased at $91,946,290 on 02/03/2025. Collateralized by a U.S. Government Obligation, 4.25%, due 11/30/2026, and with a value of $93,771,153.	91,932,500	91,932,500
Total Repurchase Agreement (Cost $91,932,500)		91,932,500
Total Investments (Cost $1,091,060,246)		1,079,468,123
Net Other Assets (Liabilities) - (2.4)%		(25,615,873)
Net Assets - 100.0%		$ 1,053,852,250
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (J)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$979,625,936	$—	$979,625,936
U.S. Government Obligation	—	7,909,687	—	7,909,687
Repurchase Agreement	—	91,932,500	—	91,932,500
Total Investments	$—	$1,079,468,123	$—	$1,079,468,123
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the total value of 144A securities is $28,001,747, representing 2.7% of the
Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)	Restricted security. At January 31, 2025, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Bradburn Metropolitan District No. 2 General Obligation Limited, Series A 4.00%, 12/01/2028	03/08/2018	$292,657	$291,598	0.1%
Municipal Government Obligations	California Municipal Finance Authority Revenue Bonds 4.38%, 07/01/2025	09/10/2015	55,001	55,042	0.0 (F)
Municipal Government Obligations	Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue Bonds, Series B 4.25%, 04/01/2025	06/19/2015	25,001	24,979	0.0 (F)
Municipal Government Obligations	Public Finance Authority Revenue Bonds 3.00%, 04/01/2025	02/26/2020	10,143	10,002	0.0 (F)
Municipal Government Obligations	Virgin Islands Public Finance Authority Revenue Bonds, Series A 5.00%, 10/01/2032	07/14/2020 - 02/09/2021	186,332	176,784	0.0 (F)
			$569,134	$558,405	0.1%

(D)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(E)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of January 31, 2025; the maturity date disclosed is the ultimate maturity date.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Non-income producing security.
(H)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2025, the value of this security is $240,750, representing 0.0% of the Fund's net assets.

(I)	Rate disclosed reflects the yield at January 31, 2025.
(J)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
PORTFOLIO ABBREVIATION(S):
CR	Custodial Receipts
MUNICIPAL INSURER ABBREVIATION(S):
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TCRS	Temporary Custodian Receipts
Transamerica Funds

Transamerica Intermediate Muni

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Intermediate Muni (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by
Transamerica Funds

Transamerica Intermediate Muni

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds